Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended
	Mar. 27, 2025	Jun. 30, 2025	Jun. 30, 2024
Financial Instruments and Fair Value [Abstract]
Loss on warrants, net		$ (537)	$ 0
Class A Warrant [Member]
Financial Instruments and Fair Value [Abstract]
Estimated fair value of warrants		46,269
Loss recognized on warrants		(34,278)
Non-recurring fair value measurements gain on settlement	$ 3,945
Net gain from changes in fair value	$ 29,796
Loss on warrants, net		$ (537)